DEAN WITTER INCOME BUILDER FUND
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048


                                              November 28, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Dean Witter Income Builder Fund
        File #333-01995
        Rule 497(j) Filing


Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 25, 1997.


                                             Very truly yours,
                                               /s/  Ruth Rossi
                                                     Ruth Rossi
                                                    Assistant
Secretarycc: Randolph Koch, Esq.
      Barry Fink, Esq.
yc:income builder\497j.97